Intangible Assets	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

9. Intangible Assets

Intangible assets subject to amortization consisted of the following:

	As of December 31, 2023				As of December 31, 2022
	Weighted Average Useful Life (in years)	Carrying Amount	Accumulated Amortization	Net Carrying Amount	Carrying Amount	Accumulated Amortization	Net Carrying Amount
Developed technology	4.70	$17,333	$(17,333)	$-	$17,333	$(14,883)	$2,450
Trade name	16.10	5,181	(1,547)	3,634	5,380	(1,180)	4,200
Brand name	9.70	12,774	(2,374)	10,400	12,115	(908)	11,207
Subscriber relationships	5.10	73,459	(61,654)	11,805	73,459	(47,146)	26,313
Advertiser relationships	10.20	15,182	(2,832)	12,350	15,302	(1,368)	13,934
Database	3.00	2,397	(2,171)	226	2,397	(1,753)	644
Digital content	2.00	355	(311)	44	355	(133)	222
Total intangible assets		$126,681	$(88,222)	$38,459	$126,341	$(67,371)	$58,970

Intangible assets subject to amortization were recorded as part of the Company’s business acquisitions. Amortization expense for the years ended December 31, 2023 and 2022 was $21,022 and $20,748, respectively, of which amortization expense for developed technology of $2,130 and $2,831, respectively, is included in cost of revenue on the consolidated statements of operations. No impairment charges for the year ended December 31, 2023 was recorded for the intangible assets. Impairment charges for the year ended December 31, 2022 of $47 were recorded for the intangible assets on the consolidated statements of operations.

Estimated total amortization expense for the next five years and thereafter related to the Company’s intangible assets subject to amortization as of December 31, 2023 is as follows:

Years Ending December 31,
2024	$14,544
2025	3,427
2026	3,214
2027	3,214
2028	2,964
Thereafter	11,096
$38,459